CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Dec. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Statement of Financial Position [Abstract]
Allowance for doubtful accounts		$ 23,377	$ 23,377
STOCKHOLDERS' EQUITY
Common Stock par value	$ 0.01	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000	50,000,000
Common Stock shares issued	8,872,916	7,539,582	6,389,806
Common Stock shares outstanding	8,872,916	7,539,582	6,389,806